CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (64,297)	$ (105,831)	$ (146,084)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	212,016	205,060	169,397
Amortization of deferred financing costs and original issue premiums	4,464	3,328	2,857
Loss on disposal of property and equipment and other long-term assets	725	879	541
Provision for (reversal of) credit losses	5	162	(581)
Loss (gain) on extinguishment of debt	0	1,000	(1,611)
Changes in operating assets and liabilities:
Accounts receivable	85	318	(2,028)
Receivables from affiliated companies	(426)	40,825	(40,649)
Inventories, prepaid expenses and other	17,114	8,431	(339)
Long-term prepayments, deposits and other	674	9,942	19,335
Accounts payable, accrued expenses and other	748	13,633	40,658
Payables to affiliated companies	37,028	11,266	(61,376)
Other long-term liabilities	2,184	886	986
Net cash provided by (used in) operating activities	210,320	189,899	(18,894)
Cash flows from investing activities:
Acquisition of property and equipment	(61,970)	(86,756)	(156,824)
Payments to an affiliated company for other long-term assets	(30,728)	(31,305)	(5,530)
Proceeds from sale of property and equipment	7,549	9,600	814
Net cash used in investing activities	(85,149)	(108,461)	(161,540)
Cash flows from financing activities:
Repayments of long-term debt	(313,441)	(175,378)	(100,372)
Proceeds from long-term debt	170,327	0	0
Payments of financing costs	0	(7,885)	(530)
Net cash used in financing activities	(143,114)	(183,263)	(100,902)
Effect of exchange rate on cash, cash equivalents and restricted cash	(290)	1,419	(147)
Decrease in cash, cash equivalents and restricted cash	(18,233)	(100,406)	(281,483)
Cash, cash equivalents and restricted cash at beginning of year	127,764	228,170	509,653
Cash, cash equivalents and restricted cash at end of year	109,531	127,764	228,170
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(127,738)	(134,951)	(113,419)
Cash paid for amounts included in the measurement of lease liabilities - operating cash flows from operating leases	(677)	(677)	(673)
Repayments of long-term debt to a director of SCIH	0	(30,000)	0
Proceeds on sale of property and equipment from affiliated companies	7,548	9,600	809
Non-cash disclosures:
Change in operating lease right-of-use assets and lease liabilities arising from lease modification	6	3	(1,456)
Change in accrued expenses and other current liabilities related to acquisition of property and equipment	7,223	18,290	11,600
Change in payables to affiliated companies related to acquisition of property and equipment	221	394	432
Change in accrued expenses and other current liabilities related to financing costs	(152)	1,431	125
Transfer of property and equipment to assets under sales-type lease and included in prepaid expenses and other current assets and long-term prepayments, deposits and other assets	$ 1,783	$ 0	$ 0